Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax [Abstract]
Schedule of income tax expense
	December 31, 2015	December 31, 2014
BVI Enterprise Income Tax	$-	$-
Hong Kong Profits Tax	-	-
PRC Enterprise Income Tax	-	-
Income taxes, net	$-	$-

Schedule of deferred tax assets and liabilities
	December 31, 2015	December 31, 2014
Deferred Tax Assets and Liabilities:
Net operating loss carry forwards	$154,423	$274,742
Valuation allowance	(154,423)	(274,742)
Net deferred tax assets	$-	$-